Average Annual Total Returns - Invesco SP SmallCap Value with Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 1Year		S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 10Years	Blended - S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 1Year		Blended - S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 5Years		Blended - S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes) 10Years		S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Mar. 03, 2005	5.03%	10.97%	10.77%	4.49%	10.37%	10.28%	3.03%	8.54%	8.78%	5.33%	[1]	[1]	[1]	5.33%	[2]	11.31%	[2]	11.11%	[2]	11.29%	12.37%	11.92%

[1]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 19, 2019.
[2]	The “Blended-S&P SmallCap 600 High Momentum Value Index” reflects the performance of the Dynamic Small Cap Value Intellidex® Index, a former underlying index, prior to June 16, 2011, followed by the performance of the RAFI® Fundamental Small Value Index, a former underlying index, from June 16, 2011 through May 22, 2015, the Russell 2000®Pure Value Index, the most recent former underlying index, from May 23, 2015 through June 22, 2019, and the Underlying Index thereafter.